Biotricity, Inc. - Balance Sheets - USD ($)		Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash		$ 607,149	$ 424,868	$ 20,659	$ 53,643	$ 410,601
Harmonized sales tax recoverable		20,541	939	9,939	28,656	36,291
Deposits and other receivables		6,722	14,705	3,916	44,186	39,202
Total Current Assets		634,412	440,512	34,514	126,485	486,094
Deposits and other receivables		33,000	33,000	33,000	33,000	33,000
NON-CURRENT ASSETS
Deposits and other receivables		33,000	33,000	33,000	33,000	33,000
Total Assets		667,412	473,512	67,514	159,485	519,094
Current Liabilities:
Accounts payable and accrued liabilities	[1]	762,804	1,137,454	1,315,995	516,934	413,273
Convertible promissory note	[2]		1,556,990	1,308,712	102,744	783,778
Derivative liabilities	[3]		2,163,884	1,511,358	75,111	561,220
Total Current Liabilities			4,858,328	4,136,065	694,789	1,758,271
Convertible promissory notes	[2]				854,751
Derivative liability	[3]				1,179,924
TOTAL LIABILITIES		762,804	4,858,328	4,136,065	2,729,464	1,758,271
Stockholders' Deficiency
Preferred stock		1	1	1	1	1
Common stock		30,731	27,199	26,255	25,000	25,000
Shares to be issued	[4]	13,625		200,855
Additional paid-in capital		22,025,886	14,308,583	12,478,520	7,982,465	7,982,598
Accumulated other comprehensive loss		(583,732)	(413,384)	(264,577)	(79,520)	(18,002)
Accumulated deficit		(21,581,903)	(18,307,215)	(16,509,605)	(10,497,925)	(9,228,774)
TOTAL STOCKHOLDERS' DEFICIENCY		(95,392)	(4,384,816)	(4,068,551)	(2,569,979)	(1,239,177)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY		667,412	473,512	67,514	159,485	519,094
Commitments	[5]
Subsequent Events	[6]

[1]	See Accounts Payable and Accrued Liabilities Note
[2]	See Convertible Promissory Note
[3]	See Note Derivative Liabilities Note
[4]	See Stockholders' Deficiency Note
[5]	See Commitment Note
[6]	See Subsequent Event Note